Trade and Other Payables	12 Months Ended
Dec. 31, 2020
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Trade and Other Payables

		UNITED STATES DOLLAR
		2020	2019	2018
27.1	TRADE AND OTHER PAYABLES
	Trade payables	133.4	138.1
	Accruals and other payables	271.6	195.4
	Payroll payables	43.0	36.8
	Leave pay accrual	55.6	44.7
	Interest payable on loans	7.5	11.5
	Damang - contract termination 1	39.5	40.3

	Trade and other payables	550.6	466.8